Post employment benefits - Analysis of fair value of plan assets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value of plan assets [line items]
Equities	$ 1,661	$ 1,741
Property	606	698
Hedge funds	6	21
Interest rate and inflation swaps	(1,025)	(1,117)
Cash and other	290	1,019
Total bid value of assets	8,417	8,624
Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	1,100	1,006
Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2,720	2,804
Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,458	761
Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	949	802
Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	528	787
Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	124	102
Quoted
Disclosure of fair value of plan assets [line items]
Equities	81	96
Property	0	36
Hedge funds	0	0
Interest rate and inflation swaps	36	129
Cash and other	48	134
Total bid value of assets	3,312	2,561
Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	1,005	799
Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2,112	1,288
Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	21	26
Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	9	36
Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	17
Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,580	1,645
Property	606	662
Hedge funds	6	21
Interest rate and inflation swaps	(1,061)	(1,246)
Cash and other	242	885
Total bid value of assets	5,105	6,063
Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	95	207
Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	608	1,516
Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	1,437	735
Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	940	766
Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	528	770
Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	124	102
United Kingdom
Disclosure of fair value of plan assets [line items]
Pooled investment	1,626	2,213
United Kingdom | Quoted
Disclosure of fair value of plan assets [line items]
Equities	1	15
Property	0	36
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	20	128
Total bid value of assets	3,080	2,248
United Kingdom | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	943	739
United Kingdom | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2,112	1,286
United Kingdom | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	4	27
United Kingdom | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	17
United Kingdom | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United Kingdom | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,121	1,155
Property	551	582
Hedge funds	0	0
Interest rate and inflation swaps	(1,126)	(1,224)
Cash and other, amount contributed to fair value of plan assets		363
Cash and other	136
Total bid value of assets	2,574	3,523
United Kingdom | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	25	189
United Kingdom | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	495	1,393
United Kingdom | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	503	37
United Kingdom | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	448	364
United Kingdom | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	421	664
United Kingdom | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland
Disclosure of fair value of plan assets [line items]
Pooled investment	1,060	1,065
Ireland | Quoted
Disclosure of fair value of plan assets [line items]
Equities	0	0
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	36	129
Cash and other	28	6
Total bid value of assets	69	142
Ireland | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	5	7
Ireland | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
Ireland | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	330	365
Property	54	79
Hedge funds	0	15
Interest rate and inflation swaps	65	(22)
Cash and other	65	436
Total bid value of assets	1,885	1,857
Ireland | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	60	8
Ireland | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	111	121
Ireland | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	623	413
Ireland | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	346	234
Ireland | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	107	106
Ireland | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	124	102
United States and Other | Quoted
Disclosure of fair value of plan assets [line items]
Equities	80	81
Property	0	0
Hedge funds	0	0
Interest rate and inflation swaps	0	0
Cash and other	0	0
Total bid value of assets	163	171
United States and Other | Quoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	62	60
United States and Other | Quoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	0	2
United States and Other | Quoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	21	26
United States and Other | Quoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	0	2
United States and Other | Quoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Quoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	129	125
Property	1	1
Hedge funds	6	6
Interest rate and inflation swaps	0	0
Cash and other	41	86
Total bid value of assets	646	683
United States and Other | Unquoted | Fixed-interest government
Disclosure of fair value of plan assets [line items]
Bonds	10	10
United States and Other | Unquoted | Inflation-linked government
Disclosure of fair value of plan assets [line items]
Bonds	2	2
United States and Other | Unquoted | Investment grade corporate
Disclosure of fair value of plan assets [line items]
Bonds	311	285
United States and Other | Unquoted | Non-investment grade
Disclosure of fair value of plan assets [line items]
Bonds	146	168
United States and Other | Unquoted | Loan securities
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States and Other | Unquoted | Liability Driven Investment (LDI)
Disclosure of fair value of plan assets [line items]
Bonds	0	0
United States
Disclosure of fair value of plan assets [line items]
Pooled investment	$ 572	$ 558